Subordinated Debt (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015		May 28, 2015
Debt and Financial Instruments [Line Items]
Subordinated debt, net of issuance costs	$ 6,856,000	$ 6,844,000	[1]
Subordinated Debt Due May 2025
Debt and Financial Instruments [Line Items]
Debt instrument, face amount	7,000,000	7,000,000		$ 7,000,000
Less: Issuance costs	(144,000)	(156,000)
Subordinated debt, net of issuance costs	$ 6,856,000	$ 6,844,000

[1]	Derived from Audited December 31, 2015 Financial Statements